Investments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Cost method investment, impairment loss	¥ 28,088,491	¥ 0	¥ 0
Equity securities without readily determinable fair value, upward price adjustment	¥ 8,571,429	¥ 1,796,000	¥ 0